FIST1 P-2 04/10

SUPPLEMENT DATED MAY 1, 2010

TO THE PROSPECTUS DATED MARCH 1, 2010

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Real Return Fund)

The prospectus is amended as follows:

I. For the Franklin Equity Income Fund, the following is added to the "Principal Investment Strategies" section on page 20:

The Fund may invest up to 25% of its net assets in foreign securities including emerging markets.

II. For the Franklin Equity Income Fund, the following is added to the "Principal Risks" section on page 20:

Foreign Securities Investing in foreign securities, including depositary receipts, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

III. For the Franklin Equity Income Fund, the "Principal Investment Policies and Practices" section, the second paragraph on page 67 is revised as follows:

The Fund does not currently anticipate investing more than 25% of its net assets in securities of issuers domiciled outside of the United States.

Please keep this supplement for future reference.

FIST1 SA-1 04/10

SUPPLEMENT DATED MAY 1, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010

OF

FRANKLIN INVESTORS SECURITIES TRUST

(Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Real Return Fund)

The statement of additional information is amended as follows:

For the Franklin Equity Income Fund, the "Goals, Strategies and Risks – Non-Fundamental Investment Policies" section, the second bullet point on page 5 is updated as follows:

The Fund may invest, buy or engage in:

•

foreign securities, including up to 10% of its total assets in securities of developing markets. The Fund will generally buy foreign securities that are traded in the U.S. or buy sponsored or unsponsored American Depositary Receipts (ADRs), but may buy up to 30% of its net assets in securities of foreign issuers directly in foreign markets so long as, in the manager's judgment, an established public trading market exists (although it currently intends to limit all foreign securities investments to 25%).

Please keep this supplement for future reference.